PREPAID EXPENSES AND OTHER CURRENT ASSETS (Schedule Of Prepaid Expenses And Other Current Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Advances to suppliers		$ 721	$ 799
Prepaid expenses		2,341	4,194
Deposits		4,259	1,462
Loan to third parties		1,261	2,369
Receivable related to the disposition of equity method investment in Nuomi	[1]		18,460
Funds receivable	[2]	4,495	12,220
Receivable from brokers	[3]	5,853	4,879
Other current assets		1,819	5,938
Total		$ 20,749	$ 50,321

[1]	As described in Note 4.1, in February 2014, the Company sold the remaining 31.61% equity interest in Nuomi to Baidu in the amount of $68,066, of which $49,606 was received in fiscal year 2014 and the remaining $18,460 was collected in March 2016.
[2]	Funds receivable mainly represents balances paid by individuals for repayments of financing on Renren Fenqi as well as amounts paid by investors for investments made on Renren Licai that are held at a third party electronic payment service provider as of December 31, 2015 and 2016. The balances were collected subsequent to year-end.
[3]	Receivable from brokers represents cash provided to brokers who hold the cash on behalf of the Company. The cash has not been used to purchase any securities and accordingly is recorded as a receivable.